Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other current liabilities
Other current liabilities comprise the following:

	Note	2021	2020
		$	$
Provision for losses on merchant accounts		6,265	6,694
Contingent consideration	22	3,004	—
LPP put option liability	22	531	—
Other		3,426	438
		13,226	7,132

Schedule of movements in provision for losses on merchant accounts
The movements in the provision for losses on merchant accounts are as follows:

	2021	2020
	$	$
Balance – Beginning of year	6,694	3,736
Provision made during the year	2,199	4,342
Provision used or reversed during the year	(2,628)	(1,384)
Balance – End of year	6,265	6,694

Schedule of other non-current liabilities	Other non-current liabilities comprise the following:

	Note	2021	2020
		$	$
LPP put option liability	22	—	1,036
Other		4,509	623
		4,509	1,659